Shareholder Report, Holdings (Details) - C000259931	Dec. 31, 2025
FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	9.20%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	7.40%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	4.30%
FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Money Center Banks
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Payments
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Miscellaneous Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Large Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Investment Banks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Primary Commercial
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Brokerage & Wealth Managers
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Alternative Asset Managers
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.20%